Leases (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure Text Block [Abstract]
Schedule of supplemental balance sheet information related to operating lease
	December 31, 2020	June 30, 2021

Right-of-use assets	$1,689	$1,426

Operating lease liabilities - current	$385	$349
Operating lease liabilities - non-current	1,386	1,116
Total operating lease liabilities	$1,771	$1,465

Schedule of remaining lease term and discount rate
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	3.61
Weighted average discount rate	5.55%

Schedule of maturities of lease liabilities
2021	$279
2022	417
2023	458
2024	458
Total lease payments	1,612
Less: imputed interest	147
Present value of lease liabilities	$1,465